Debt and borrowings	12 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
Debt and borrowings
16.	Debt and borrowings

	2022		2021	2020
Simple credit line with Banamex, HSBC, BBVA, Bajío, BanCoppel and Scotiabank, up to Ps.4,498,695, with interest (28-day TIIE published in BANXICO) plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp between the 360 days and the result of using the unpaid and past-due balances.	Ps.	4,432,711	-	-

Two-tranche sustainability bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the first offer of Ps.500,000 started paying interest at 5.15% plus 0.40% and for the monthly subsequent payments, the rate will be based on the 29-day TIIE rate issued by BANXICO plus 0.40%; the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35%, during the sustainability bond term.		1,485,545	1,482,261	-

Credit line with Banamex, with interest rate at TIIE (28 days published in BANXICO) plus 110 basis points, the line considers payments of drawdowns in no more than a 12-month term. This short-term line of credit, which is available and paid in a term of no more than 12 months.		200,000	-	-

Innova Catalogos has a loan for financial support or “Emerging Plan for the protection of employment and income of people”; the loan was acquired at the beginning of 2021, for the amount of Ps.40, with maturity across 18 months, and monthly payments of Ps.2.2, this loan does not accrue interest, however in case of default, it will accrue interest at the rate of 24% on unpaid balances.		-	15	-

Secured credit line with Banamex, for up to Ps.400,000, bearing interest at the TIIE rate plus 260 basis points. Withdrawals from this secured credit line can be made during a 10-month period starting December 15, 2018, and are payable on a quarterly basis from December 17, 2019 up to December 18, 2025. This secured credit line was prepaid on August 31, 2021 with the proceeds from the sustainability bond.		-	-	373,333

Secured credit line with Banamex for up to Ps.195,000, bearing interest at the TIIE rate plus 295 basis points, payable on a quarterly basis from October 30, 2020 to December 30, 2025. This secured credit line was prepaid on August 31, 2021 with the proceeds from the sustainability bond.		-	-	188,500

Credit line with BBVA for up to Ps.75,000 bearing interest at 7.5%, payable monthly from September 20, 2020 to August 31, 2023. This credit line was prepaid on August 31, 2021 with the proceeds from the sustainability bond.		-	-	64,721

Interest payable	Ps.	30,419	28,109	3,323

Total debt		6,148,675	1,510,385	629,877

Less: Current portion		230,419	28,124	105,910

Long term debt and borrowings	Ps.	5,918,256	1,482,261	523,967

Long term debt- Syndicated Credit Line

●	On March 31, 2022, Betterware entered into a credit agreement with Banamex, HSBC, BBVA, BanBajio, BanCoppel, and Scotiabank, as syndicated lenders, for a credit line of up to Ps.4,498,695. The funds under the credit line were entirely allocated to the JAFRA Acquisition in Mexico and the United States. The credit line has a maturity of 5 years from the date of signing the contract in March 2022, which pays monthly interest at the 28-day TIIE rate plus the applicable margin established in the contract. The first 24 months the credit line has no principal payments, and from month 25 capital payments begin in an increasing manner, with a global payment of 30% in month 60. JAFRA subsidiaries are jointly responsible for this credit.

Long term debt- Offering of bonds in Securities Commission and to the Mexican Stock Exchange (“BMV”, for its acronym in Spanish)

●	On August 30, 2021, Betterware successfully concluded the offering of a two-tranche sustainability bond issuance for a total of Ps.1,500,000, with maturities across 4 and 7 years, offered in the Mexican Market and issued at favorable conditions for the Company. The first offer of sustainability bonds for Ps.500,000 started paying interest at 5.15% rate plus 0.40% and for the subsequent monthly payments, the rate will be based on the 29-day TIIE rate issued by Banxico plus 0.40%, and the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35% during the sustainability bond term. Capital payments are at the end of every bond maturity.

●	On August 31, 2021, Ps.588,300 of proceeds received from the bond offering, were used for the prepayment of the following long-term debt: Ps.521,449 were paid to the secured credit line with Banamex, plus an additional Ps.18,172 to cancel the swap linked to that loan, and Ps.48,679 to the credit line with BBVA. The rest of the proceeds were used for general corporate purposes, including additional investments in Campus Betterware and other initiatives with positive environmental and social impacts.

Banamex- Unsecured credit line

●	Betterware has an unsecured credit line with Banamex up to Ps.400,000, amounted to TIIE plus 110 basis points. As of December 31, 2019, the interest rate was TIIE plus 275 basis points. As of December 31, 2022, Betterware has used Ps.250,000 under such credit line, of which Ps.50,000 has been reimbursed to Banamex.

Banamex- Secured credit line

●	On December 2018, the Group obtained a secured credit line with Banamex for an amount of Ps.400,000 to build the new Campus Betterware. On January 30, 2020, the Group renegotiated the interest rate of the secured credit line with Banamex, which changed from the TIIE rate plus 317 basis points to the TIIE rate plus 260 basis points. In addition, withdrawals from this credit line were extended to August 2020, and were payable on a quarterly basis from September 2020 up to December 18, 2025. This loan was liquidated on August 31, 2021.

●	On July 30, 2020, a total amount of Ps.195,000 was withdrawn from a credit agreement signed on June 3, 2020 with Banamex. This loan beared interest at the TIIE rate plus 295 basis points maturing on December 30, 2025. This loan was liquidated on August 31, 2021.

●	During the first seven months of 2021, Betterware made payments to secured credit line with Banamex, for Ps.46,167, and as of August 31, 2021, this secured credit line was liquidated totality for Ps.521,449, including interest.

BBVA-Simple credit line

●	On September 20, 2020, the Group entered into a credit line with BBVA for up to Ps.75,000 bearing interest at 7.5%, payable monthly. The credit line had racks in the Group’s distribution center pledged as collateral for an amount of Ps.80,901. This credit line was liquidated on August 31, 2021.

●	During the first seven months of 2021, Betterware made payments to credit line with BBVA, for Ps.16,325 and as of August 31, 2021, this credit line was liquidated totality for Ps.48,679, including interest.

BBVA-Credit line

●	On April 5, 2022, the Group entered into a credit line with BBVA for up to Ps.400,000 and as of May 31, 2022, through an amending agreement, the amount was strengthened for up to Ps.800,000. The line of credit bearing interest at the 28-day TIIE rate plus 206 basis points, payable monthly, with a term of 36 months from the date of signing the original contract. During 2022, Betterware made Ps.450,010 available and at the end of the year they were fully reimbursed.

HSBC-Credit line

●	On March 10, 2020, Betterware entered into a current account credit line agreement with HSBC México, S.A., for an amount of Ps.50,000, with provisions by means of promissory notes specifying payment of principal and interest. BLSM is jointly liable for this credit. On May 4, 2020, the first amendment agreement was signed, in which the amount of the credit line was increased to Ps.150,000. The maturity date of this credit line is March 10, 2022, and it bears interest at the TIIE rate plus 200 basis points. During 2022, 2021 and 2020, the Group utilized Ps.620,000, Ps.20,000 and Ps.115,000, respectively, of which as of December 31, 2022, 2021, and January 3, 2021, the entire amounts have been repaid.

CreditSuisse-Credit line

●	On March 27, 2020, the Group made a prepayment to the credit line with MCRF P, S.A. de C.V. SOFOM, E.N.R of Ps.258,750. In addition, on April 27, 2020, the Group paid the outstanding amount of the credit line.

As of December 31, 2022, 2021 and January 3, 2021, the fair value of the debt in 2022, 2021 and 2020 amounted to Ps.6,489,926, Ps.1,499,867 and Ps.634,992, respectively. The fair value of the long term bond in 2022 and 2021, was calculated based on level 1 of the value hierarchy, since its price is quoted in an active market on that date, meanwhile the fair value of borrowings in 2022 and 2020 periods, was calculated using the discounted cash flow method and the Interbank Equilibrium Interest Rate (“TIIE”, for its acronym in Spanish), adjusted for credit risk, and used to discount future cash flows.

Interest expenses related to the borrowings presented above are included in the interest expense item in the consolidated statement of earnings and other comprehensive income.

Reconciliation of movements of liabilities to cash flows arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

	Long-term debt and borrowings		Interest payable	Derivative financial instruments, net
Balances as of January 1, 2020	Ps.	666,806	10,907	32,309
Changes that represent cash flows - Loans obtained		1,712,207	-	-
Restricted cash (1)		(42,915)	-	-
Payments		(1,757,112)	(121,297)	-
Changes that do not represent cash flows:
Interest expense		-	80,253	-
Borrowing costs capitalized on property, plant and equipment		-	33,460	-
Valuation effects of derivative financial instruments		-	-	287,985
Amortization of commissions and debt issuance cost		4,653	-	-
Balances as of January 3, 2021	Ps.	583,639	3,323	320,294
Changes that represent cash flows -
Loans obtained		1,520,000	-	-
Restricted cash		42,915	-	-
Payments		(646,716)	(49,123)	(18,172)
Bond issuance costs		(18,931)
Changes that do not represent cash flows:
Interest expense		-	73,909	-
Control obtained over subsidiaries		177	-	-
Amortization of bond issuance cost		1,192	-	-
Valuation effects of derivative financial instruments		-	-	(330,315)
Balances as of December 31, 2021		1,482,276	28,109	(28,193)
Changes that represent cash flows -
Loans obtained		5,818,705	-	-
Payments		(1,120,025)	(502,847)	-
Bond issuance costs		(88,722)	-	-
Changes that do not represent cash flows:
Interest expense		-	505,157	-
Control obtained over subsidiaries
Amortization of bond issuance cost		3,285	-	-
Amortization of Long-term debt- Syndicated Credit Line		22,737	-	-
Valuation effects of derivative financial instruments		-	-	43,522
Balances as of December 31, 2022		6,118,256	30,419	15,329

(1)	Balances in column “Long-term debt” in the table above, are netted with restricted cash balances on 2020 period.

The Group’s long-term debt and interest maturities as of December 31, 2022, including non-accrued interest, are as follows:

Year	Amount
2023	Ps.	853,401
2024		899,275
2025		2,087,221
2026		1,698,045
2027-2028		2,778,621
	Ps.	8,316,563

The long-term debt of the syndicated credit line contains the following financial obligations:

a)	A leverage ratio equal to or less than 3.00.

b)	A debt service coverage ratio equal to or greater than 1.25.

c)	A minimum stockholders’ equity equivalent to 90% of stockholders’ equity at the close of the last immediately preceding fiscal year.

The long-term debt of the bond issue has the following financial covenants:

a)	Pay interest: The first offer of sustainability bonds for Ps.500,000 started paying interest at 5.15% plus 0.40% and for the subsequent monthly payments, the rate will be based on the 29-day TIIE rate issued by Banxico plus 0.40% and the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35% during the sustainability bond term.

b)	Use the resources derived from the placement of the Stock Certificates for initiatives with positive environmental and social impacts.

c)	Compliance with the general provisions applicable to securities issuers and other participants; Among them, the delivery of quarterly financial information and an annual report to the Banking Commission (CNBV, for its acronym in Spanish) and BMV.

d)	Compliance with the general provisions applicable to entities and issuers supervised by the CNBV that hire external audit services.

The Group was in compliance with all covenants as of December 31, 2022, December 31, 2021 and January 3, 2021, with the exception of subsection “c” of the syndicated loan’s financial obligations, however, we obtained a waiver from the agent bank before December 31, 2022.